INDEX FUNDS S&P 500® EQUAL WEIGHT
SCHEDULE OF INVESTMENTS
June 30, 2021 (Unaudited)

COMMON STOCKS — 100.02%	Shares	Fair Value

Communications — 4.82%
Activision Blizzard, Inc.	1,741	$ 166,161
Alphabet, Inc., Class A(a)	35	85,463
Alphabet, Inc., Class C(a)	33	82,709
AT&T, Inc.	5,828	167,730
Booking Holdings, Inc.(a)	74	161,919
Charter Communications, Inc., Class A(a)	249	179,641
Comcast Corp., Class A	3,004	171,288
Discovery Communications, Inc., Series C(a)	3,698	107,168
Discovery, Inc., Series A(a)	2,074	63,630
DISH Network Corp., Class A(a)	4,265	178,277
Electronic Arts, Inc.	1,168	167,993
Expedia Group, Inc.	988	161,745
Facebook, Inc., Class A(a)	516	179,418
Fox Corp., Class A	3,132	116,291
Fox Corp., Class B	1,439	50,653
Interpublic Group of Cos., Inc.	5,003	162,547
Lumen Technologies, Inc.	11,347	154,206
Netflix, Inc.(a)	350	184,874
News Corp., Class A	4,911	126,557
News Corp., Class B	1,529	37,231
Omnicom Group, Inc.	2,039	163,100
Take-Two Interactive Software, Inc.(a)	917	162,327
T-Mobile US, Inc.(a)	1,176	170,320
Twitter, Inc.(a)	2,824	194,319
VeriSign, Inc.(a)	773	176,004
Verizon Communications, Inc.	2,981	167,025
ViacomCBS, Inc., Class B	4,035	182,383
Walt Disney Co. (The)	963	169,267
		4,090,246
Consumer Discretionary — 12.17%
Advance Auto Parts, Inc.	857	175,805
Amazon.com, Inc.(a)	52	178,888
Aptiv PLC	1,090	171,490
AutoZone, Inc.(a)	122	182,051
Best Buy Co., Inc.	1,493	171,665
BorgWarner, Inc.	3,230	156,784
Caesars Entertainment, Inc.(a)	1,549	160,709
CarMax, Inc.(a)	1,463	188,945

Carnival Corp.	5,709	150,489
Chipotle Mexican Grill, Inc.(a)	125	193,792
Copart, Inc.(a)	1,369	180,475
D.R. Horton, Inc.	1,926	174,053
Darden Restaurants, Inc.	1,228	179,275
Domino's Pizza, Inc.	377	175,866
eBay, Inc.	2,545	178,684
Etsy, Inc.(a)	1,030	212,016
Ford Motor Co.	11,183	166,179
Fortune Brands Home & Security, Inc.	1,732	172,525
Gap, Inc. (The)	5,289	177,975
General Motors Co.	2,779	164,433
Genuine Parts Co.	1,324	167,446
Hanesbrands, Inc.	8,749	163,344
Hasbro, Inc.	1,753	165,694
Hilton Worldwide Holdings, Inc.	1,328	160,183
Home Depot, Inc. (The)	550	175,390
L Brands, Inc.	2,550	183,753
Las Vegas Sands Corp.	3,072	161,864
Leggett & Platt, Inc.	3,164	163,927
Lennar Corp., Class A	1,843	183,101
Live Nation Entertainment, Inc.(a)	1,954	171,150
LKQ Corp.(a)	3,450	169,809
Lowe's Cos., Inc.	896	173,797
Marriott International, Inc., Class A	1,191	162,595
Masco Corp.	2,908	171,310
McDonald's Corp.	721	166,544
MGM Resorts International	3,955	168,681
Mohawk Industries, Inc.(a)	885	170,088
Newell Brands, Inc.	6,095	167,430
NIKE, Inc., Class B	1,295	200,065
Norwegian Cruise Lines Holdings Ltd.(a)	5,302	155,932
NVR, Inc.(a)	36	179,039
O'Reilly Automotive, Inc.(a)	319	180,621
Penn National Gaming, Inc.(a)	2,038	155,887
Pool Corp.	396	181,630
PulteGroup, Inc.	3,145	171,623
PVH Corp.	1,511	162,568
Ralph Lauren Corp.	1,392	163,992
Ross Stores, Inc.	1,423	176,452
Royal Caribbean Cruises Ltd.	1,896	161,691
Starbucks Corp.	1,518	169,728
Tapestry, Inc.	3,857	167,702
Tesla, Inc.(a)	280	190,317

TJX Cos., Inc. (The)	2,599	175,225
Tractor Supply Co.	928	172,664
Ulta Beauty, Inc.(a)	504	174,268
Under Armour, Inc., Class A(a)	4,211	89,063
Under Armour, Inc., Class C(a)	4,351	80,798
VF Corp.	2,080	170,643
Whirlpool Corp.	756	164,823
Wynn Resorts Ltd.	1,343	164,249
Yum! Brands, Inc.	1,428	164,263
		10,331,448
Consumer Staples — 6.94%
Altria Group, Inc.	3,434	163,733
Archer-Daniels-Midland Co.	2,589	156,893
Brown-Forman Corp., Class B	2,261	169,439
Campbell Soup Co.	3,706	168,957
Church & Dwight Co., Inc.	2,018	171,974
Clorox Co. (The)	970	174,513
Coca-Cola Co. (The)	3,043	164,657
Colgate-Palmolive Co.	2,043	166,198
Conagra Foods, Inc.	4,577	166,511
Constellation Brands, Inc., Class A	719	168,167
Costco Wholesale Corp.	448	177,260
Dollar General Corp.	817	176,791
Dollar Tree, Inc.(a)	1,689	168,056
Estee Lauder Cos., Inc. (The), Class A	569	180,988
General Mills, Inc.	2,733	166,522
Hershey Co. (The)	978	170,348
Hormel Foods Corp.	3,503	167,268
J.M. Smucker Co. (The)	1,254	162,481
Kellogg Co.	2,622	168,673
Kimberly-Clark Corp.	1,317	176,188
Kraft Heinz Co. (The)	3,935	160,469
Kroger Co. (The)	4,414	169,100
Lamb Weston Holdings, Inc.	2,041	164,627
McCormick & Co., Inc., Non-Voting Shares	1,924	169,928
Molson Coors Brewing Co., Class B	2,850	153,017
Mondelez International, Inc., Class A	2,679	167,277
Monster Beverage Corp.(a)	1,828	166,988
PepsiCo, Inc.	1,157	171,432
Philip Morris International, Inc.	1,729	171,361
Procter & Gamble Co. (The)	1,267	170,956
Sysco Corp.	2,139	166,308
Target Corp.	734	177,437
Tyson Foods, Inc., Class A	2,209	162,936

Walgreens Boots Alliance, Inc.	3,089	162,512
Wal-Mart Stores, Inc.	1,214	171,198
		5,891,163
Energy — 4.59%
APA Corp.	7,551	163,328
Baker Hughes Co.	6,595	150,828
Cabot Oil & Gas Corp.	9,888	172,644
Chevron Corp.	1,584	165,908
ConocoPhillips	2,850	173,565
Devon Energy Corp.	5,834	170,294
Diamondback Energy, Inc.	1,958	183,837
Enphase Energy, Inc.(a)	1,161	213,194
EOG Resources, Inc.	2,000	166,880
Exxon Mobil Corp.	2,749	173,407
Halliburton Co.	7,111	164,406
Hess Corp.	1,905	166,345
Kinder Morgan, Inc.	8,928	162,757
Marathon Oil Corp.	12,696	172,920
Marathon Petroleum Corp.	2,705	163,436
NOV, Inc.(a)	10,094	154,640
Occidental Petroleum Corp.	6,032	188,622
ONEOK, Inc.	3,103	172,651
Phillips 66	1,878	161,170
Pioneer Natural Resources Co.	1,049	170,483
Schlumberger Ltd.	4,898	156,785
Valero Energy Corp.	2,102	164,124
Williams Cos., Inc. (The)	6,149	163,256
		3,895,480
Financials — 12.07%
Aflac, Inc.	3,038	163,019
Allstate Corp.	1,297	169,181
American Express Co.	1,039	171,674
American International Group, Inc.	3,285	156,366
Ameriprise Financial, Inc.	661	164,510
Aon PLC, Class A	683	163,073
Arthur J Gallagher & Co.	1,182	165,575
Assurant, Inc.	1,049	163,833
Bank of America Corp.	4,082	168,301
Bank of New York Mellon Corp. (The)	3,389	173,618
Berkshire Hathaway, Inc., Class B(a)	595	165,362
BlackRock, Inc.	194	169,744
Capital One Financial Corp.	1,063	164,435
Cboe Global Markets, Inc.	1,500	178,575
Charles Schwab Corp. (The)	2,312	168,337

Chubb Ltd.	1,023	162,596
Cincinnati Financial Corp.	1,403	163,618
Citigroup, Inc.	2,234	158,056
Citizens Financial Group, Inc.	3,571	163,802
CME Group, Inc.	797	169,506
Coinbase Global, Inc., Class A(a)	500	126,650
Comerica, Inc.	2,316	165,223
Discover Financial Services	1,388	164,187
Everest Re Group Ltd.	673	169,603
Fifth Third Bancorp	4,212	161,025
First Republic Bank	896	167,704
Franklin Resources, Inc.	4,912	157,135
Globe Life, Inc.	1,641	156,305
Goldman Sachs Group, Inc. (The)	452	171,548
Hartford Financial Services Group, Inc. (The)	2,624	162,609
Huntington Bancshares, Inc.	11,809	168,514
Intercontinental Exchange, Inc.	1,516	179,950
Invesco Ltd.	5,832	155,889
JPMorgan Chase & Co.	1,066	165,806
KeyCorp	7,789	160,843
Lincoln National Corp.	2,524	158,608
Loews Corp.	3,038	166,027
M&T Bank Corp.	1,102	160,132
Marsh & McLennan Cos., Inc.	1,230	173,036
MetLife, Inc.	2,666	159,560
Morgan Stanley	1,856	170,177
Nasdaq, Inc.	988	173,690
Northern Trust Corp.	1,454	168,111
People's United Financial, Inc.	9,342	160,122
PNC Financial Services Group, Inc. (The)	903	172,255
Principal Financial Group, Inc.	2,634	166,442
Progressive Corp. (The)	1,826	179,332
Prudential Financial, Inc.	1,619	165,899
Raymond James Financial, Inc.	1,303	169,260
Regions Financial Corp.	7,940	160,229
State Street Corp.	2,041	167,933
SVB Financial Group(a)	304	169,155
Synchrony Financial	3,461	167,928
T. Rowe Price Group, Inc.	881	174,411
Travelers Cos., Inc. (The)	1,106	165,579
Truist Financial Corp.	2,947	163,559
U.S. Bancorp	2,889	164,586
Unum Group	5,615	159,466
W.R. Berkley Corp.	2,250	167,468

Wells Fargo & Co.	3,741	169,430
Willis Towers Watson PLC	663	152,503
Zions Bancorporation	3,091	163,390
		10,244,460
Health Care — 12.86%
Abbott Laboratories	1,555	180,271
AbbVie, Inc.	1,481	166,820
ABIOMED, Inc.(a)	571	178,215
Agilent Technologies, Inc.	1,191	176,042
Alexion Pharmaceuticals, Inc.(a)	941	172,871
Align Technology, Inc.(a)	279	170,469
AmerisourceBergen Corp.	1,426	163,263
Amgen, Inc.	704	171,600
Anthem, Inc.	445	169,901
Baxter International, Inc.	2,077	167,199
Becton, Dickinson and Co.	705	171,449
Biogen, Inc.(a)	431	149,242
Bio-Rad Laboratories, Inc., Class A(a)	284	182,978
Boston Scientific Corp.(a)	3,982	170,270
Bristol-Myers Squibb Co.	2,537	169,522
Cardinal Health, Inc.	2,881	164,476
Catalent, Inc.(a)	1,567	169,424
Centene Corp.(a)	2,413	175,980
Charles River Laboratories International, Inc.(a)	485	179,411
Cigna Corp.	707	167,608
Cooper Cos., Inc. (The)	456	180,699
CVS Health Corp.	1,999	166,797
Danaher Corp.	691	185,436
DaVita, Inc.(a)	1,398	168,361
Dentsply Sirona, Inc.	2,606	164,856
DexCom, Inc.(a)	427	182,329
Edwards LifeSciences Corp.(a)	1,709	177,001
Eli Lilly & Co.	762	174,894
Gilead Sciences, Inc.	2,485	171,117
HCA Healthcare, Inc.	808	167,046
Henry Schein, Inc.(a)	2,165	160,621
Hologic, Inc.(a)	2,696	179,877
Humana, Inc.	407	180,187
IDEXX Laboratories, Inc.(a)	292	184,413
Illumina, Inc.(a)	377	178,400
Incyte Corp.(a)	2,069	174,065
Intuitive Surgical, Inc.(a)	198	182,089
IQVIA Holdings, Inc.(a)	702	170,109
Johnson & Johnson	1,036	170,671

Laboratory Corp of America Holdings(a)	661	182,337
McKesson Corp.	874	167,144
Medtronic PLC	1,381	171,424
Merck & Co., Inc.	2,240	174,205
Mettler-Toledo International, Inc.(a)	129	178,709
Organon & Co.(a)	5,762	174,358
PerkinElmer, Inc.	1,164	179,733
Perrigo Co. PLC	3,580	164,143
Pfizer, Inc.	4,256	166,665
Quest Diagnostics, Inc.	1,342	177,104
Regeneron Pharmaceuticals, Inc.(a)	325	181,526
ResMed, Inc.	781	192,531
STERIS PLC	860	177,418
Stryker Corp.	668	173,500
Teleflex, Inc.	435	174,779
Thermo Fisher Scientific, Inc.	367	185,140
UnitedHealth Group, Inc.	430	172,189
Universal Health Services, Inc., Class B	1,065	155,948
Vertex Pharmaceuticals, Inc.(a)	886	178,644
Viatris, Inc.	10,863	155,232
Waters Corp.(a)	507	175,224
West Pharmaceutical Services, Inc.	495	177,755
Zimmer Biomet Holdings, Inc.	1,080	173,686
Zoetis, Inc.	938	174,806
		10,920,179
Industrials — 13.98%
3M Co.	842	167,246
A.O. Smith Corp.	2,479	178,637
Alaska Air Group, Inc.	2,610	157,409
Allegion PLC	1,232	171,618
American Airlines Group, Inc.	7,262	154,027
AMETEK, Inc.	1,258	167,943
Amphenol Corp., Class A	2,497	170,820
Boeing Co. (The)	691	165,536
Carrier Global Corp.	3,707	180,160
Caterpillar, Inc.	774	168,446
CH Robinson Worldwide, Inc.	1,708	159,988
Cintas Corp.	484	184,888
CSX Corp.	5,236	167,971
Cummins, Inc.	683	166,522
Deere & Co.	500	176,354
Delta Air Lines, Inc.	3,675	158,981
Dover Corp.	1,126	169,576
Eaton Corp. PLC	1,166	172,777

Emerson Electric Co.	1,761	169,479
Expeditors International of Washington, Inc.	1,360	172,176
Fastenal Co.	3,255	169,260
FedEx Corp.	577	172,136
Fortive Corp.	2,392	166,818
Generac Holdings, Inc.(a)	489	203,008
General Dynamics Corp.	893	168,116
General Electric Co.	12,482	168,008
Honeywell International, Inc.	759	166,487
Howmet Aerospace Inc. (a)	4,831	166,525
Huntington Ingalls Industries, Inc.	773	162,910
IDEX Corp.	775	170,539
Illinois Tool Works, Inc.	734	164,093
Ingersoll Rand, Inc.(a)	3,563	173,910
Jacobs Engineering Group, Inc.	1,219	162,639
JB Hunt Transport Services, Inc.	1,034	168,490
Johnson Controls International PLC	2,548	174,869
Kansas City Southern	580	164,355
Keysight Technologies, Inc.(a)	1,155	178,344
L3 Harris Technologies, Inc.	765	165,355
Lockheed Martin Corp.	441	166,852
Norfolk Southern Corp.	630	167,208
Northrop Grumman Corp.	456	165,724
Old Dominion Freight Line, Inc.	680	172,584
Otis Worldwide Corp.	2,122	173,516
PACCAR, Inc.	1,850	165,113
Parker-Hannifin Corp.	566	173,824
Pentair PLC	2,532	170,885
Quanta Services, Inc.	1,855	168,007
Raytheon Technologies Corp.	1,924	164,136
Republic Services, Inc.	1,560	171,616
Robert Half International, Inc.	1,885	167,708
Rockwell Automation, Inc.	601	171,898
Rollins, Inc.	5,128	175,378
Roper Technologies, Inc.	372	174,914
Snap-on, Inc.	716	159,976
Southwest Airlines Co.	2,968	157,571
Stanley Black & Decker, Inc.	840	172,192
TE Connectivity Ltd.	1,247	168,607
Teledyne Technologies, Inc.(a)	402	168,370
Textron, Inc.	2,499	171,856
Trane Technologies PLC	923	169,961
Transdigm Group, Inc.	258	167,001
Trimble, Inc.(a)	2,173	177,817

Union Pacific Corp.	772	169,786
United Airlines Holdings, Inc.(a)	3,024	158,125
United Parcel Service, Inc., Class B	841	174,903
United Rentals, Inc.(a)	560	178,646
W.W. Grainger, Inc.	372	162,936
Wabtec Corp.	2,095	172,418
Waste Management, Inc.	1,221	171,074
Xylem, Inc.	1,447	173,582
		11,870,600
Materials — 5.38%
Air Products & Chemicals, Inc.	569	163,690
Albemarle Corp.	1,004	169,134
Amcor PLC	13,961	159,993
Avery Dennison Corp.	779	163,777
Ball Corp.	2,096	169,818
Celanese Corp.	1,065	161,454
CF Industries Holdings, Inc.	3,176	163,405
Corteva, Inc.	3,836	170,127
Dow, Inc.	2,513	159,023
DuPont de Nemours, Inc.	2,070	160,239
Eastman Chemical Co.	1,364	159,247
Ecolab, Inc.	797	164,158
FMC Corp.	1,431	154,834
Freeport-McMoRan, Inc.	4,183	155,232
International Flavors & Fragrances, Inc.	1,156	172,705
International Paper Co.	2,685	164,617
Linde Co.	586	169,413
LyondellBasell Industries N.V., Class A	1,553	159,757
Martin Marietta Materials, Inc.	484	170,276
Mosaic Co. (The)	4,940	157,635
Newmont Goldcorp Corp.	2,430	154,013
Nucor Corp.	1,603	153,776
Packaging Corp. of America	1,188	160,879
PPG Industries, Inc.	962	163,319
Sealed Air Corp.	2,911	172,476
Sherwin-Williams Co. (The)	618	168,374
Vulcan Materials Co.	981	170,763
WestRock Co.	2,980	158,596
		4,570,730
Real Estate — 5.65%
Alexandria Real Estate Equities, Inc.	883	160,653
American Tower Corp., Class A	637	172,080
AvalonBay Communities, Inc.	797	166,326
Boston Properties, Inc.	1,387	158,936

CBRE Group, Inc., Class A(a)	1,927	165,202
Crown Castle International Corp.	879	171,493
Digital Realty Trust, Inc.	1,053	158,434
Duke Realty Corp.	3,466	164,115
Equinix, Inc.	209	167,743
Equity Residential	2,116	162,932
Essex Property Trust, Inc.	544	163,205
Extra Space Storage, Inc.	1,072	175,615
Federal Realty Investment Trust	1,383	162,046
Healthpeak Properties, Inc.	4,913	163,554
Host Hotels & Resorts, Inc.	9,541	163,056
Iron Mountain, Inc.	3,693	156,288
Kimco Realty Corp.	7,732	161,212
Mid-America Apartment Communities, Inc.	996	167,746
Prologis, Inc.	1,370	163,756
Public Storage	577	173,498
Realty Income Corp.	2,428	162,045
Regency Centers Corp.	2,506	160,559
SBA Communications Corp., Class A	539	171,779
Simon Property Group, Inc.	1,273	166,101
UDR, Inc.	3,398	166,434
Ventas, Inc.	2,942	167,988
Vornado Realty Trust	3,417	159,471
Welltower, Inc.	2,145	178,251
Weyerhaeuser Co.	4,838	166,524
		4,797,042
Technology — 16.15%
Accenture PLC, Class A	599	176,579
Adobe Systems, Inc.(a)	315	184,476
Advanced Micro Devices, Inc.(a)	2,102	197,440
Akamai Technologies, Inc.(a)	1,443	168,254
Analog Devices, Inc.	1,020	175,603
ANSYS, Inc.(a)	507	175,959
Apple, Inc.	1,341	183,664
Applied Materials, Inc.	1,249	177,858
Arista Networks, Inc.(a)	469	169,923
Autodesk, Inc.(a)	616	179,810
Automatic Data Processing, Inc.	856	170,019
Broadcom, Inc.	363	173,093
Broadridge Financial Solutions, Inc.	1,050	169,607
Cadence Design Systems, Inc.(a)	1,322	180,876
CDW Corp.	1,013	176,920
Cerner Corp.	2,103	164,370
Cisco Systems, Inc.	3,120	165,360

Citrix Systems, Inc.	1,419	166,406
Cognizant Technology Solutions Corp., Class A	2,399	166,155
Corning, Inc.	3,960	161,964
DXC Technology Co.	4,125	160,628
Equifax, Inc.	740	177,237
F5 Networks, Inc.(a)	887	165,567
Fidelity National Information Services, Inc.	1,174	166,321
Fiserv, Inc.(a)	1,551	165,786
FleetCor Technologies, Inc.(a)	629	161,062
Fortinet, Inc.(a)	746	177,690
Garmin Ltd.	1,181	170,820
Gartner, Inc.(a)	734	177,775
Global Payments, Inc.	883	165,598
Hewlett Packard Enterprise Co.	10,754	156,793
HP, Inc.	5,681	171,509
IHS Markit Ltd.	1,571	176,989
Intel Corp.	2,954	165,838
International Business Machines Corp.	1,129	165,500
Intuit, Inc.	362	177,442
IPG Photonics Corp.(a)	839	176,836
Jack Henry & Associates, Inc.	1,051	171,849
Juniper Networks, Inc.	5,960	163,006
KLA Corp.	534	173,128
Lam Research Corp.	266	173,086
Leidos Holdings, Inc.	1,598	161,558
MarketAxess Holdings, Inc.	387	179,409
MasterCard, Inc., Class A	467	170,497
Maxim Integrated Products, Inc.	1,649	173,739
Microchip Technology, Inc.	1,109	166,062
Micron Technology, Inc.(a)	2,154	183,047
Microsoft Corp.	662	179,336
Monolithic Power Systems, Inc.	492	183,737
Moody's Corp.	495	179,373
Motorola Solutions, Inc.	805	174,564
MSCI, Inc.	357	190,309
NetApp, Inc.	2,050	167,731
Nielsen Holdings PLC	6,537	161,268
NortonLifeLock, Inc.	5,977	162,694
NVIDIA Corp.	240	192,024
NXP Semiconductors NV	849	174,656
Oracle Corp.	2,061	160,428
Paychex, Inc.	1,627	174,577
Paycom Software, Inc.(a)	502	182,462
PayPal Holdings, Inc.(a)	630	183,631

PTC, Inc.(a)	1,252	176,858
Qorvo, Inc.(a)	932	182,346
QUALCOMM, Inc.	1,270	181,521
S&P Global, Inc.	436	178,956
salesforce.com, Inc.(a)	711	173,676
Seagate Technology PLC	1,766	155,284
ServiceNow, Inc.(a)	343	188,495
Skyworks Solutions, Inc.	999	191,558
Synopsys, Inc.(a)	650	179,264
Teradyne, Inc.	1,335	178,837
Texas Instruments, Inc.	906	174,224
Tyler Technologies, Inc.(a)	396	179,139
Verisk Analytics, Inc.	993	173,497
Visa, Inc., Class A	727	169,987
Western Digital Corp.	2,286	162,695
Western Union Co. (The)	6,849	157,322
Xilinx, Inc.	1,329	192,226
Zebra Technologies Corp., Class A(a)	336	177,910
		13,719,693
Utilities — 5.41%
AES Corp.	6,603	172,140
Alliant Energy Corp.	2,917	162,652
Ameren Corp.	1,991	159,360
American Electric Power Co., Inc.	2,016	170,533
American Water Works Co., Inc.	1,065	164,148
Atmos Energy Corp.	1,679	161,369
CenterPoint Energy, Inc.	6,534	160,214
CMS Energy Corp.	2,816	166,369
Consolidated Edison, Inc.	2,213	158,716
Dominion Energy, Inc.	2,210	162,590
DTE Energy Co.	1,232	159,667
Duke Energy Corp.	1,676	165,455
Edison International	2,948	170,453
Entergy Corp.	1,569	156,429
Evergy, Inc.	2,662	160,865
Eversource Energy	2,063	165,535
Exelon Corp.	3,643	161,421
FirstEnergy Corp.	4,408	164,022
NextEra Energy, Inc.	2,325	170,376
Nisource, Inc.	6,570	160,965
NRG Energy, Inc.	4,581	184,615
Pinnacle West Capital Corp.	1,949	159,760
PPL Corp.	5,826	162,953
Public Service Enterprise Group, Inc.	2,765	165,181

Sempra Energy	1,201	159,108
Southern Co. (The)	2,676	161,925
WEC Energy Group, Inc.	1,840	163,668
Xcel Energy, Inc.	2,457	161,867
		4,592,356

Total Common Stocks (Cost $57,953,176)		84,923,397

Liabilities in Excess of Other Assets — (0.02)%		(16,308)

NET ASSETS — 100.00%		$ 84,907,089

(a)	Non-income producing security.